Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with sales charge)
Accumulated Value		$ 11,469	$ 10,468	$ 10,626	$ 11,334	$ 10,097	$ 10,112	$ 9,978	$ 9,634	$ 9,082	$ 9,450	$ 12,142
Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with sales charge)
Accumulated Value		11,347	10,440	10,666	11,477	10,293	10,381	10,324	10,041	9,538	10,000	$ 11,919
Class R
Account Value [Line Items]
Line Graph and Table Measure Name												Class R
Accumulated Value	$ 12,427	11,791	10,787	10,968	11,731	10,477	10,518	10,405	10,075	9,523	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value	13,305	12,543	11,400	11,538	12,282	10,906	10,877	10,695	10,300	9,681	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value	13,170	12,423	11,308	11,446	12,183	10,825	10,804	10,633	10,249	9,642	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index-NR
Accumulated Value		21,315	17,252	17,106	18,351	12,937	12,271	12,432	11,116	9,458	10,000	$ 24,225
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index-NR
Accumulated Value		21,315	17,252	17,106	18,351	12,937	12,271	12,432	11,116	9,458	10,000	$ 24,225
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index-NR
Accumulated Value	24,225	21,315	17,252	17,106	18,351	12,937	12,271	12,432	11,116	9,458	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index-NR
Accumulated Value	24,225	21,315	17,252	17,106	18,351	12,937	12,271	12,432	11,116	9,458	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index-NR
Accumulated Value	24,225	21,315	17,252	17,106	18,351	12,937	12,271	12,432	11,116	9,458	10,000
HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												HFRX Global Hedge Fund Index
Accumulated Value		11,577	10,933	11,073	11,417	10,056	9,768	10,142	9,857	9,301	10,000	$ 12,033
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value		11,570	10,971	10,637	10,622	10,610	10,418	10,188	10,060	10,015	10,000	$ 12,121
HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												HFRX Global Hedge Fund Index
Accumulated Value		11,577	10,933	11,073	11,417	10,056	9,768	10,142	9,857	9,301	10,000	$ 12,033
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value		11,570	10,971	10,637	10,622	10,610	10,418	10,188	10,060	10,015	10,000	$ 12,121
HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												HFRX Global Hedge Fund Index
Accumulated Value	12,033	11,577	10,933	11,073	11,417	10,056	9,768	10,142	9,857	9,301	10,000
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value	12,121	11,570	10,971	10,637	10,622	10,610	10,418	10,188	10,060	10,015	10,000
HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												HFRX Global Hedge Fund Index
Accumulated Value	12,033	11,577	10,933	11,073	11,417	10,056	9,768	10,142	9,857	9,301	10,000
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value	12,121	11,570	10,971	10,637	10,622	10,610	10,418	10,188	10,060	10,015	10,000
HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												HFRX Global Hedge Fund Index
Accumulated Value	12,033	11,577	10,933	11,073	11,417	10,056	9,768	10,142	9,857	9,301	10,000
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value	$ 12,121	$ 11,570	$ 10,971	$ 10,637	$ 10,622	$ 10,610	$ 10,418	$ 10,188	$ 10,060	$ 10,015	$ 10,000